UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-21094
                                  ----------------------------------------------

             Transamerica Index Funds, Inc.
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             570 Carillon Parkway, St. Petersburg, Florida 33716
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             John K. Carter, Esq., P.O. Box 5068, Clearwater, Florida 33758-5068
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800
                                                   ------------------
Date of fiscal year end:  12/31/03
                        -----------------
Date of reporting period:  01/01/03 - 06/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1 (REPORT TO SHAREHOLDERS): The Semi-Annual Report is attached.

Table of Contents



Transamerica Index Funds, Inc.

        Transamerica Mid Cap Index Fund

Schedule of Investments                                                      2

Statement of Assets and Liabilities                                          3

Statement of Operations                                                      4

Statement of Changes in Net Assets                                           5

Financial Highlights                                                         6

Notes to the Financial Statements                                            7

Transamerica Mid Cap Index Fund
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

================================================================================

                                                Number of
                                                  Shares          Value
                                               -----------      ---------
INVESTMENT COMPANIES                (100.00%)
        Exchange Traded Funds       (100.00%)
     Nasdaq - 100 Shares (a)                    12,222,706      $ 366,070
                                                                ---------
     Total Investment Companies
        (cost: $300,442)                                          366,070
                                                                ---------
     Total Investment Securities
        (cost: $300,442)                                        $ 366,070
                                                                =========
SUMMARY:
     Investments, at value                          100.00%     $ 366,070
     Liabilities in excess of other assets              --            (90)
                                               -----------      ---------
     Net assets                                     100.00%     $ 365,980
                                               ===========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.


                       Transamerica Index Funds, Inc. - 2

Transamerica Mid Cap Index Fund
STATEMENT OF ASSETS AND LIABILITIES
(all amounts except per share amounts in thousands)
(unaudited)

=======================================================================================

                                                                          June 30, 2003
                                                                          -------------
Assets:

    Investment in securities, at cost                                       $ 300,442
                                                                            =========
    Investment in securities, at market value                               $ 366,070
    Cash                                                                           12
    Receivables:
         Securities sold                                                           54
                                                                            ---------
              Total assets                                                    366,136
                                                                            ---------
Liabilities:
    Accounts payable and accrued liabilities:
         Investment advisory fees                                                 156
                                                                            ---------
              Total liabilities                                                   156
                                                                            ---------
                 Net assets                                                 $ 365,980
                                                                            =========
Net Assets Consists of:
    Capital stock shares authorized                                            75,000
                                                                            =========
    Capital stock ($ .01 par value)                                         $     400
    Additional paid-in capital                                                301,977
    Accumulated net investment income (loss)                                     (817)
    Accumulated net realized gain (loss) from investment securities            (1,208)
    Net unrealized appreciation (depreciation) on investment securities        65,628
                                                                            ---------
    Net assets applicable to outstanding shares of capital                  $ 365,980
                                                                            =========
    Shares outstanding                                                         39,996
                                                                            =========
    Net asset value and offering price per share                            $    9.15
                                                                            =========

The notes to the financial statements are an integral part of this report.


                       Transamerica Index Funds, Inc. - 3

Transamerica Mid Cap Index Fund
STATEMENT OF OPERATIONS
(all amounts in thousands)
(unaudited)

================================================================================

                                                              For the period of
                                                              January 1 through
                                                               June 30, 2003
                                                               ----------------
   Investment Income:
       Dividends                                                 $     --
                                                                 --------
           Total investment income                                     --
                                                                 --------
   Expenses:
       Investment advisory fees                                       817
       Printing and shareholder reports                                 2
       Custody fees                                                    16
       Legal fees                                                      10
       Administrative service fees                                     12
       Auditing fees                                                    5
       Directors fees                                                   1
       Other fees                                                       1
                                                                 --------
           Total expenses                                             864
      Less:
           Advisory fee waiver and expense reimbursement              (47)
                                                                 --------
              Net expenses                                            817
                                                                 --------
       Net investment income (loss)                                  (817)
                                                                 --------
   Realized and Unrealized Gain (Loss):
           Net realized gain (loss) on investment securities       (1,008)
           Change in unrealized appreciation (depreciation)
               on investment securities                            69,671
                                                                 --------
           Net gain (loss) on investment securities                68,663
                                                                 --------
            Net increase (decrease) in net assets resulting
               from operations                                   $ 67,846
                                                                 ========

The notes to the financial statements are an integral part of this report.


                       Transamerica Index Funds, Inc. - 4

Transamerica Mid Cap Index Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

================================================================================================================

                                                                                  June 30, 2003    December 31,
                                                                                   (unaudited)       2002 (a)
                                                                                  -------------    ------------
 Operations:
       Net investment income (loss)                                                  $    (817)     $    (556)
       Net realized gain (loss) on investment securities                                (1,008)          (200)
       Change in unrealized appreciation (depreciation) on investment securities        69,671         (4,043)
                                                                                     ---------      ---------
       Net increase (decrease) in net assets resulting from operations                  67,846         (4,799)
                                                                                     ---------      ---------
 Distribution to Shareholders:
       Net investment income                                                                --             --
       Net realized gains                                                                   --             --
                                                                                     ---------      ---------
           Total distributions                                                              --             --
                                                                                     ---------      ---------
 Capital Share Transactions:
       Net proceeds from sales of shares                                                    --        307,684
       Dividends and distributions reinvested                                               --             --
       Cost of shares redeemed                                                          (3,941)          (810)
                                                                                     ---------      ---------
         Increase (decrease) in net assets from capital share transactions              (3,941)       306,874
                                                                                     ---------      ---------
       Net increase (decrease) in net assets                                            63,905        302,075
 Net Assets:
       Beginning of year                                                               302,075             --
                                                                                     ---------      ---------
       End of year                                                                   $ 365,980      $ 302,075
                                                                                     =========      =========
       Accumulated net investment income (loss)                                      $    (817)     $      --
                                                                                     =========      =========
Share Activity:
       Shares outstanding - beginning of year                                           40,472             --
                                                                                     ---------      ---------
       Shares issued                                                                        --         40,575
       Shares issued - reinvestment of dividends and distributions                          --             --
       Shares redeemed                                                                    (476)          (103)
                                                                                     ---------      ---------
       Increase (decrease) in shares outstanding                                        39,996         40,472
                                                                                     ---------      ---------
       Shares outstanding - end of year                                                 39,996         40,472
                                                                                     =========      =========

(a) The portfolio commenced operations on May 20, 2002.

The notes to the financial statements are an integral part of this report.


                       Transamerica Index Funds, Inc. - 5

Transamerica Mid Cap Index Fund
FINANCIAL HIGHLIGHTS
For the period ended

====================================================================================================

                                                                       June 30, 2003    December 31,
                                                                        (unaudited)       2002 (a)
                                                                       -------------    ------------
Net asset value, beginning of year                                       $   7.46         $  10.00
                                                                         --------         --------
Income from operations:
-----------------------
     Net investment income (loss)                                              --            (0.02)
     Net realized and unrealized gain (loss) on investments                  1.69            (2.52)
                                                                         --------         --------
          Net income (loss) from operations                                  1.69            (2.54)
                                                                         --------         --------
Distributions:
--------------
     Dividends from net investment income                                      --               --
     Distributions from net realized gains on investments                      --               --
                                                                         --------         --------
          Total distributions                                                  --               --
                                                                         --------         --------
Net asset value, end of year                                             $   9.15         $   7.46
                                                                         ========         ========

Total return(b)                                                             22.65%          (25.40)%

Ratios and supplemental data:
-----------------------------
    Net assets at end of year (in thousands)                             $365,980         $302,075
    Ratio of total expenses to average net assets (c)                        0.53%            0.56%
    Ratio of net expenses to average net assets (c) (d)                      0.50%            0.50%
    Ratio of net investment income (loss) to average net assets (c)            --            (0.48)%
    Portfolio turnover rate(b)                                                 --             0.41%

Notes to Financial Highlights:

Per share information has been computed using average shares outstanding throughout the period. Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains, if any; it does not reflect the charges and deductions under the annuity contracts.

     (a)  The portfolio commenced operations on May 20, 2002.

     (b) Total return and portfolio turnover rates are not annualized for periods of less than one year.

     (c) Ratio of expenses and ratio of net investment income (loss) to average net assets are annualized for periods of less than one year.

     (d) Ratio of net expenses to average net assets is net of the advisory fee waiver (See Note 2A).

The notes to the financial statements are an integral part of this report.


                       Transamerica Index Funds, Inc. - 6

NOTES TO THE FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1  -  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Transamerica Index Funds, Inc. (the "Fund") is an open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on April 22, 2002 as a Maryland corporation. The Fund does not offer its shares directly to the public; shares are offered on a no-load basis exclusively to various institutional investors. The fund consists of two portfolios: Transamerica Large Cap Index Fund and Transamerica Mid Cap Index Fund. Currently only Transamerica Mid Cap Index Fund (the "portfolio") has commenced operations. The inception dtae of the portfolio is May 20, 2002. See the Prospectus and the Statement of Additional Information for a description of each portfolio's investment objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed consistently by the Fund in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

A.  Valuation of Investments

All securities are valued at the last reported sales price on the securities exchange on which the issue is principally traded, or if no sale is reported for a security, the latest bid price is used. Securities traded in the over-the-counter market are valued at the last quoted bid prices. Other securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

B.  Securities Transactions and Investment Income

Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is accrued daily, commencing on the settlement date.

C.  Cash

The Fund may leave cash overnight in its cash account with the custodian, Investors Bank and Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

D.  Dividends and Distributions

Dividends and capital gains distributions of the portfolio are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2  -  INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

Transamerica Investment Management LLC ("TIM") is the investment adviser for the Fund. AEGON/Transamerica Fund Services, Inc. ("AEGON/Transamerica Services") provides the Fund with administrative and transfer agency services. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AEGON/Transamerica Services and AFSG are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). WRL and TIM are an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.

A.  Investment Advisory Fees

The portfolio pays advisory fees at the rate of 0.499% of the portfolio's average daily net assets. TIM assumes all the portfolio's normal operating expenses.

TIM may occasionally place portfolio business with affiliated brokers of TIM. The Fund has been informed that no brokerage commissions were paid to affiliated brokers of TIM during the period ended June 30, 2003.

B.  Administrative Services

The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.


                       Transamerica Index Funds, Inc. - 7

At June 30, 2003
(all amounts in thousands)
(unaudited)


NOTE 3 - SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding U.S. Government short-term securities and other investments usually held to maturity) for the period ended June 30, 2003, are summarized as follows:

Purchases of long-term securities:
   U.S. Government securities                     $    --
   Excluding U.S. Government securities                --

Proceeds from sales of long-term securities:
   U.S. Government securities                     $    --
   Excluding U.S. Government securities             4,807

NOTE 4 - FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $ 53 (Post-October Losses Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal tax cost basis                      $ 300,589
                                            =========

Unrealized appreciation                        66,003
Unrealized (depreciation)                        (522)
                                            ----------
Net unrealized appreciation (depreciation)  $  65,481
                                            ==========


                       Transamerica Index Funds, Inc. - 8

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Included with this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Transamerica Index Funds, Inc.

                  By:  /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date    September 4, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:  /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date    September 4, 2003
                       ------------------------

                  By:  /s/ Kim D. Day
                       ---------------------------------------------------------
                          Vice President, Treasurer and Principal
                          Financial Officer

                  Date    September 4, 2003
                       ------------------------

                                  EXHIBIT INDEX

Exhibit No.     Description of Exhibit
-----------     ----------------------
10(b)(1)        Section 302 N-CSR Certification of Principal Executive Officer
10(b)(2)        Section 302 N-CSR Certification of Principal Financial Officer
10(b)(3)        Section 906 N-CSR Certification of Principal Executive Officer
10(b)(4)        Section 906 N-CSR Certification of Principal Financial Officer